Securitizations and Variable Interest Entities, Retained Interests from Unconsolidated VIEs (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) $ / loan	Dec. 31, 2017 USD ($) $ / loan
Commercial mortgage servicing [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of interests held	$ 2,300	$ 2,000
Securitizations and Variable Interest Entities Textual [Abstract]
Percentage of adverse change in interest rate	25.00%	25.00%
Decrease in fair value from 25% adverse change in interest rate	$ 320	$ 278
Residential mortgage servicing rights [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of interests held	$ 14,649	$ 13,625
Expected weighted-average life (in years)	6 years 6 months	6 years 2 months 12 days
Key economic assumptions:
Prepayment speed assumption	9.90%	10.50%
Decrease in fair value from:
10% adverse change	$ 530	$ 565
25% adverse change	$ 1,301	$ 1,337
Discount rate assumption	8.10%	6.90%
Decrease in fair value from:
100 basis point increase	$ 615	$ 652
200 basis point increase	$ 1,176	$ 1,246
Cost to service assumption ($ per loan) | $ / loan	106	143
Decrease in fair value from:
10% adverse change	$ 316	$ 467
25% adverse change	787	1,169
Interest-Only Strips [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of interests held	$ 16	$ 19
Expected weighted-average life (in years)	3 years 7 months 6 days	3 years 3 months 18 days
Key economic assumptions:
Prepayment speed assumption	17.70%	20.00%
Decrease in fair value from:
10% adverse change	$ 1	$ 1
25% adverse change	$ 1	$ 2
Discount rate assumption	14.50%	14.80%
Decrease in fair value from:
100 basis point increase	$ 0	$ 0
200 basis point increase	1	1
Subordinated bonds [Member] | Commercial securitizations [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of interests held	$ 668	$ 596
Expected weighted-average life (in years)	7 years	6 years 8 months 12 days
Decrease in fair value from:
Discount rate assumption	4.30%	4.10%
Decrease in fair value from:
100 basis point increase	$ 37	$ 32
200 basis point increase	$ 72	$ 61
Decrease in fair value from:
Credit loss assumption	5.10%	1.80%
Decrease in fair value from:
10% higher losses	$ 2	$ 0
25% higher losses	5	0
Senior bonds [Member] | Commercial securitizations [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of interests held	$ 309	$ 468
Expected weighted-average life (in years)	5 years 8 months 12 days	5 years 2 months 12 days
Decrease in fair value from:
Discount rate assumption	3.70%	3.10%
Decrease in fair value from:
100 basis point increase	$ 14	$ 20
200 basis point increase	$ 28	$ 39
Decrease in fair value from:
Credit loss assumption	0.00%	0.00%
Decrease in fair value from:
10% higher losses	$ 0	$ 0
25% higher losses	$ 0	$ 0